Property, Plant and Equipment	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
8. Property, Plant and Equipment
The major classes of property, plant and equipment at March 31, 2011 and 2010, are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Land	¥95,409	¥92,355	$1,149,506
Buildings	337,619	329,554	4,067,699
Machinery and equipment	694,507	710,511	8,367,554
Construction in progress	20,220	24,653	243,614

Total	1,147,755	1,157,073	13,828,373
Less: accumulated depreciation	(639,368)	(631,973)	(7,703,229)

Net property, plant and equipment	¥508,387	¥525,100	$6,125,144

For the fiscal year ended March 31, 2011, Komatsu recognized a damaged loss of ¥1,217 million related to property, plant and equipment within the construction, mining and equipment segment as the result of the Great East Japan Earthquake.